Leases - Schedule of Right of Use Assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Right of Use Assets [Line Items]
Cost	$ 621,394	$ 556,293	[1]	$ 381,824
Accumulated depreciation	(307,371)	(194,732)	[1]	(88,259)
Total	$ 314,023	$ 361,561	[2]	$ 293,565

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.